Ordinary Share - Additional Information (Details)								1 Months Ended				3 Months Ended	6 Months Ended
	Apr. 05, 2019 CNY (¥)	Apr. 05, 2019 USD ($)	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Jan. 03, 2018 CNY (¥)	Jan. 03, 2018 USD ($) $ / shares	Sep. 01, 2017 USD ($) shares	Jan. 31, 2019 shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 $ / shares shares	Mar. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	[1]	Jun. 30, 2019 USD ($) $ / shares shares		Jun. 30, 2018 CNY (¥)	Dec. 31, 2018 $ / shares shares	Mar. 31, 2018 $ / shares	Feb. 28, 2018 shares	Nov. 30, 2017 $ / shares	Jul. 17, 2017 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized amount | $							$ 50,000															$ 50,000
Ordinary shares, shares authorized																						50,000
Ordinary shares, par value | $ / shares																						$ 1.00
Ordinary shares, shares, issued							50,000
Ordinary shares, subdivided into multiple shares							500,000,000
Fair value per share | $ / shares																			$ 23.62		$ 7.28
Share-based compensation expense | ¥												¥ 1,400,000
Proceeds from initial public offering	¥ 212,100,000	$ 31,000,000											¥ 212,813,023		$ 30,999,712	[1]	¥ (4,281,169)
Common stock shares vested																		15,937,500
Initial Public Offering
Class Of Stock [Line Items]
Proceeds from initial public offering									¥ 590,900,000	$ 85,900,000
Founders | 2017 Plan
Class Of Stock [Line Items]
Ordinary shares, shares, issued																				10,000,000
Restricted shares
Class Of Stock [Line Items]
Shares option granted								15,937,500			15,937,500
Share price | $ / shares											$ 0.0001
Restricted shares | Minimum
Class Of Stock [Line Items]
Shares vesting period											24 months
Restricted shares | Maximum
Class Of Stock [Line Items]
Shares vesting period											34 months
Restricted shares | Founders
Class Of Stock [Line Items]
Shares option granted											15,937,500
Share price | $ / shares						$ 0.0001
Share-based compensation expense					¥ 215,000,000	$ 33,100,000			¥ 649,700,000	$ 95,000,000
Restricted shares | Founders | Minimum
Class Of Stock [Line Items]
Shares vesting period					24 months	24 months
Restricted shares | Founders | Maximum
Class Of Stock [Line Items]
Shares vesting period					34 months	34 months
Restricted shares | Founders | Share Restriction Deeds | Initial Public Offering
Class Of Stock [Line Items]
Shares option granted									15,937,500	15,937,500
American Depositary Shares | Initial Public Offering
Class Of Stock [Line Items]
Ordinary shares, shares, issued										3,450,000
Share price | $ / shares				$ 7.00
Number of shares offered			13,800,000	13,800,000					13,800,000	13,800,000
Proceeds from public offering | $										$ 96,600,000
Shares issued price per share | $ / shares										$ 7.00
Proceeds from initial public offering			¥ 590,900,000	$ 85,900,000
American Depositary Shares | Over-Allotment Option
Class Of Stock [Line Items]
Number of shares offered			1,800,000	1,800,000					1,800,000	1,800,000
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized															34,248,442			34,248,442
Ordinary shares, par value | $ / shares															$ 0.0001			$ 0.0001
Ordinary shares, shares, issued															32,937,193			34,248,442

[1]	For the six months ended June 30, 2018, the cash outflow amount represented cash paid for initial public offering costs prior to the completion of the Company’s IPO.